Trade Accounts Payable	3 Months Ended
Mar. 31, 2026
Trade Accounts Payable [Abstract]
Trade accounts payable

15 Trade accounts payable

	March 31, 2026	December 31, 2025
Domestic
Commodities	1,701,805	2,404,646
Materials and services	3,212,019	3,288,007
Finished products	101,456	89,482
Present value adjustment	(8,990)	(8,152)
	5,006,290	5,773,983
Foreign
Commodities	609	18,270
Materials and services	446,048	403,491
Finished products	370	2,356
	447,027	424,117

Total trade accounts payable	5,453,317	6,198,100

Supplier financing (1)
Domestic	1,150,595	1,128,538
Foreign	5,933	5,921
Total supplier financing	1,156,528	1,134,459
Total	6,609,845	7,332,559

(1)	The Group engage in supply chain financing transactions with top-tier financial institutions for domestic suppliers. It is important to emphasize that, apart from a non-significant extension of payment terms, there were no operational or commercial changes to the process. The supply chain financing transaction does not impact the prices charged by suppliers, maintaining the same pricing structure as before the transaction. Additionally, this operation does not impose any financial burden on the Company and its subsidiaries, as all financial costs are borne by the suppliers.

Commitment to Purchase for Future Delivery

The Group has cattle purchase commitments for future delivery established with certain suppliers, ensuring the acquisition of cattle at a fixed or to-be-determined price, without any cash impact on the Group. until the cattle are delivered and the transaction matures. Based on these future delivery contracts, suppliers can advance the transaction with banks under the supply chain financing arrangement. As of March 31, 2026, the amount related to this transaction was US$194,137 (US$140,956 as of December 31, 2025), and this transaction has been recorded as Supplier financing since its inception.